Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Income Fund of America
Entity Central Index Key	0000050013
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
The Income Fund of America - Class A
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class A
Trading Symbol	AMECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class

A shares gained 12.02% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]	How a hypothetical $10,000 investment has grown Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class A (with sales charge) *	5.57%	6.35%	6.16%
The Income Fund of America — Class A (without sales charge) *	12.02	7.62	6.79
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class C
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class C
Trading Symbol	IFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 139	1.32%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 11.20% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]	How a hypothetical $10,000 investment has grown Figures assume reinvestment of dividends and capital gains.
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class C (with sales charge) *	10.20%	6.82%	6.13%
The Income Fund of America — Class C (without sales charge) *	11.20	6.82	6.13
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class T
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class T
Trading Symbol	TIAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 12.31% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class T (with sales charge) 2	9.49%	7.35%	7.11%
The Income Fund of America — Class T (without sales charge) 2	12.31	7.89	7.48
S&P 500 Index 3	22.15	15.00	14.32
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	16.02	9.90	9.89
Bloomberg U.S. Aggregate Index 3	5.10	0.19	1.32
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class F-1
Trading Symbol	IFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 11.94% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]	How a hypothetical $10,000 investment has grown Figures assume reinvestment of dividends and capital gains.
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class F-1 *	11.94%	7.55%	6.71%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly
in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type *Includes derivatives.
The Income Fund of America - Class F-2
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class F-2
Trading Symbol	AMEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.26% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
The Income Fund of America — Class F-2 *	12.26%	7.84%	6.99%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class F-3
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class F-3
Trading Symbol	FIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 12.38% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	Since inception 1
The Income Fund of America — Class F-3 2	12.38%	7.94%	7.58%
S&P 500 Index 3	22.15	15.00	14.40
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	16.02	9.90	9.97
Bloomberg U.S. Aggregate Index 3	5.10	0.19	1.41
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-A
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-A
Trading Symbol	CIMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 12.01% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
The Income Fund of America — Class 529-A (with sales charge) *	8.10%	6.81%	6.35%
The Income Fund of America — Class 529-A (without sales charge) *	12.01	7.58	6.73
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-C
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-C
Trading Symbol	CIMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 144	1.36%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 11.19% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
The Income Fund of America — Class 529-C (with sales charge) *	10.19%	6.78%	6.32%
The Income Fund of America — Class 529-C (without sales charge) *	11.19	6.78	6.32
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-E
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-E
Trading Symbol	CIMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 11.71% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
The Income Fund of America — Class 529-E *	11.71%	7.33%	6.48%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-T
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-T
Trading Symbol	TFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 12.25% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	Since inception 1
The Income Fund of America — Class 529-T (with sales charge) 2	9.43%	7.29%	7.05%
The Income Fund of America — Class 529-T (without sales charge) 2	12.25	7.84	7.42
S&P 500 Index 3	22.15	15.00	14.32
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	16.02	9.90	9.89
Bloomberg U.S. Aggregate Index 3	5.10	0.19	1.32
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services
Ltd
.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CIMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 invest
m
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 12.20% for the year ended July 31, 2024. That result compares with a 1
6.02
% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-F-1 *	12.20%	7.78%	6.95%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/
Bloomberg
U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America® Class 529-F-2
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FAIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 12.30% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
The Income Fund of America — Class 529-F-2 2	12.30%	10.22%
S&P 500 Index 3	22.15	16.78
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	16.02	10.10
Bloomberg U.S. Aggregate Index 3	5.10	-1.95
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services
Ltd
.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type *Includes derivatives.
The Income Fund of America® Class 529-F-3
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FFIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 12.31% for the year ended July 31, 2
024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/
Bloomberg
U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	Since inception 1
The Income Fund of America — Class 529-F-3 2	12.31%	10.24%
S&P 500 Index 3	22.15	16.78
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	16.02	10.10
Bloomberg U.S. Aggregate Index 3	5.10	-1.95
Effective July 24, 2024, the fund's primary
benchmark
changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30,
2020
.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type *Includes derivatives.
Income Fund of America® Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-1
Trading Symbol	RIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.15% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What
factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-1 *	11.15%	6.78%	5.94%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark
changed
from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones
Indices
LLC or Bloomberg Index Services
Ltd
.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics

Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type *Includes derivatives.
Income Fund of America® Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-2
Trading Symbol	RIDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.16% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period.
Holdings
in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-2 *	11.16%	6.77%	5.94%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary
benchmark
changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics

Fund net assets (in millions )	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Income Fund of America® Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-2E
Trading Symbol	RIEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 11.47% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s
fiscal
year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	Since inception 1
The Income Fund of America — Class R-2E 2	11.47%	7.09%	6.08%
S&P 500 Index 3	22.15	15.00	12.82
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	16.02	9.90	8.98
Bloomberg U.S. Aggregate Index 3	5.10	0.19	1.51
Effective July 24, 2024, the fund's primary benchmark changed from the
65
%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P
500
Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-2E shares were first offered on August 29, 2014.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Aug. 29, 2014
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions )	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type *Includes derivatives.
Income Fund of America® Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-3
Trading Symbol	RIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 11.66% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s
holdings
in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
The Income Fund of America — Class R-3 *	11.66%	7.26%	6.41%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24,
2024
, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions )	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type *Includes derivatives.
Income Fund of America - Class R-4
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-4
Trading Symbol	RIDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 12.01% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]	How a hypothetical $10,000 investment has grown Figures assume reinvestment of dividends and capital gains.
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
The Income Fund of America — Class R-4 *	12.01%	7.57%	6.73%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]

Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type *Includes derivatives.
Income Fund of America - Class R-5E
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-5E
Trading Symbol	RIDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 12.22% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]	How a hypothetical $10,000 investment has grown Figures assume reinvestment of dividends and capital gains.
Average Annual Return [Table Text Block]
	1 year	5 years	Since inception 1
The Income Fund of America — Class R-5E 2	12.22%	7.79%	7.69%
S&P 500 Index 3	22.15	15.00	13.86
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	16.02	9.90	9.65
Bloomberg U.S. Aggregate Index 3	5.10	0.19	1.51
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]

Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type *Includes derivatives.
Income Fund of America - Class R-5
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-5
Trading Symbol	RIDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 12.32% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]	How a hypothetical $10,000 investment has grown Figures assume reinvestment of dividends and capital gains.
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
The Income Fund of America — Class R-5 *	12.32%	7.91%	7.05%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]

Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-6
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-6
Trading Symbol	RIDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 12.36% for the year ended July 31, 2024. That result compares with a 16.02% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw robust growth, driven by a rise in business investment, consumer spending and government expenditure. Slight declines in inflation and a modest softening of the labor market led to expectations that the U.S. Federal Reserve might cut interest rates, but this did not occur during the period; bond yields remained higher as a result.
The portfolio’s holdings in the financial and industrial sectors saw returns higher than that of the overall portfolio during the period.
Conversely, the highest yielding equities saw returns below that of the overall portfolio, though it is worth noting that the dividends paid remain a critical part of the fund’s income objective. Similarly, the fund’s bond holdings helped support the fund's income objective, but also provided a measure of stability when equity markets were volatile. The fund’s position in health care equities saw a negative return for the period. Holdings in consumer staples and telecommunications recorded positive returns but were below the overall portfolio return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]	How a hypothetical $10,000 investment has grown Figures assume reinvestment of dividends and capital gains.
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
The Income Fund of America — Class R-6 *	12.36%	7.94%	7.10%
S&P 500 Index †	22.15	15.00	13.15
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	16.02	9.90	9.23
Bloomberg U.S. Aggregate Index †	5.10	0.19	1.61
Effective July 24, 2024, the fund's primary benchmark changed from the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall securities markets, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 125,420,000,000
Holdings Count | Holding	2,704
Advisory Fees Paid, Amount	$ 270,000,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]

Fund net assets (in millions)	$ 125,420
Total number of portfolio holdings	2,704
Total advisory fees paid (in millions)	$ 270
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.